Taxes - Income tax - Net current tax - Reconciliation - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Major components of tax expense (income) [abstract]
Current tax	€ (859)	€ (744)	€ (461)
Current tax expense of discontinued operations	€ 0	€ (28)	€ (12)